Collateralized transactions - Maturity analysis of repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2023	Mar. 31, 2022
Offsetting Liabilities [Line Items]
Repurchase agreements	[1],[2]	¥ 35,414	¥ 32,061
Securities lending transactions	[1],[2]	1,825	1,734
Total	[2]	37,239	33,795
Overnight and open [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements	[3]	14,017	12,266
Securities lending transactions	[3]	1,002	992
Total	[2],[3]	15,019	13,258
Up to 30 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		16,597	15,454
Securities lending transactions		243	242
Total	[2]	16,840	15,696
30 – 90 days [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		2,663	2,220
Securities lending transactions		55	200
Total	[2]	2,718	2,420
90 days – 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		1,357	1,611
Securities lending transactions		498	277
Total	[2]	1,855	1,888
Greater than 1 year [Member]
Offsetting Liabilities [Line Items]
Repurchase agreements		780	510
Securities lending transactions		27	23
Total	[2]	¥ 807	¥ 533

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2022, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥793 billion and ¥2,453 billion, respectively. As of March 31, 2022, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,511 billion and ¥158 billion, respectively. As of March 31, 2023, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥883 billion and ¥2,394 billion, respectively. As of March 31, 2023, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,449 billion and ¥137 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.